Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
As of January 1, 2021, we changed our method for valuing certain inventories (primarily domestic steel-related inventories) to the FIFO cost method from the LIFO cost method. The effects of this change have been retrospectively applied to all periods presented. See Note A for additional information. This change will result in approximately $21.0 of tax payments due over the next three years and is presented in the Deferred Income Taxes table on the line item “Inventories” on page 51.

The components of earnings before income taxes are as follows:

	Year Ended December 31
	2020	2019	2018
Domestic	$115.3	$168.9	$172.5
Foreign	212.6	234.6	235.3
	$327.9	$403.5	$407.8

Income tax expense is comprised of the following components:

	Year Ended December 31
	2020	2019	2018
Current
Federal	$36.9	$34.6	$21.2
State and local	7.8	5.3	4.9
Foreign	51.0	48.7	55.6
	95.7	88.6	81.7
Deferred
Federal	(15.0)	2.2	13.5
State and local	(2.6)	(.9)	(10.9)
Foreign	(3.3)	(.5)	(.2)
	(20.9)	.8	2.4
	$74.8	$89.4	$84.1

Income tax expense, as a percentage of earnings before income taxes, differs from the statutory federal income tax rate as follows:

	Year Ended December 31
	2020	2019	2018
Statutory federal income tax rate	21.0%	21.0%	21.0%
Increases (decreases) in rate resulting from:
State taxes, net of federal benefit	.8	1.3	1.1
Tax effect of foreign operations	(2.2)	(1.7)	(.7)
Global intangible low-taxed income	(.3)	2.3	.7
Current and deferred foreign withholding taxes	2.7	1.3	3.6
Stock-based compensation	(.6)	(1.1)	(.8)
Change in valuation allowance	.8	.4	(1.9)
Change in uncertain tax positions, net	.6	(.3)	(.3)
Goodwill impairment	1.6	—	—
Other permanent differences, net	(1.3)	(.3)	(1.3)
Other, net	(.3)	(.7)	(.8)
Effective tax rate	22.8%	22.2%	20.6%

For all periods presented, the tax rate benefited from income earned in various foreign jurisdictions at rates lower than the U.S. federal statutory rate, primarily related to China, Croatia, and Luxembourg.
In 2020, we recognized tax expense of $13.1, related to foreign withholding taxes of $8.9, a non-deductible goodwill impairment associated with our Hydraulic Cylinders reporting unit of $5.3, and a Korean audit settlement of $3.2. These expenses were partially offset by prior year tax benefits totaling $3.9 from the Global Intangible Low-Taxed Income (GILTI) high-tax exception final regulations issued in 2020, and other net benefits of $.4.

In 2019, we recognized tax expense of $11.7, primarily related to GILTI of $9.3 and other net tax expenses of $2.4.

In 2018, we recognized tax expense of $1.2, primarily related to expenses totaling $14.7 related to current and deferred foreign withholding taxes, offset by the net reduction of valuation allowances of $7.7 and other net benefits totaling $5.8.

We file tax returns in each jurisdiction where we are required to do so. In these jurisdictions, a statute of limitations period exists. After a statute period expires, the tax authorities can no longer assess additional income tax for the expired period. In addition, once the statute expires we are no longer eligible to file claims for refund for any tax that we may have overpaid.

Unrecognized Tax Benefits

The total amount of our gross unrecognized tax benefits at December 31, 2020 was $6.9, of which $5.3 would impact our effective tax rate, if recognized. A reconciliation of the beginning and ending balance of our gross unrecognized tax benefits for the periods presented is as follows:

	2020	2019	2018
Gross unrecognized tax benefits, January 1	$6.4	$8.2	$10.1
Gross increases—tax positions in prior periods [1]	2.9	—	—
Gross decreases—tax positions in prior periods	(.4)	(.4)	(.5)
Gross increases—current period tax positions	.6	.7	1.3
Change due to exchange rate fluctuations	.1	—	(.2)
Settlements [1]	(3.2)	—	—
Lapse of statute of limitations	(1.1)	(2.1)	(2.5)
Gross unrecognized tax benefits, December 31	5.3	6.4	8.2
Interest	1.4	1.9	2.4
Penalties	.2	.3	.4
Total gross unrecognized tax benefits, December 31	$6.9	$8.6	$11.0

1 In 2020, we effectively settled a tax matter in Korea totaling $2.9 plus $.3 in interest.

We recognize interest and penalties related to unrecognized tax benefits as part of income tax expense in the Consolidated Statements of Operations, which is consistent with prior reporting periods.

We are currently in various stages of audit by certain governmental tax authorities. We have established liabilities for unrecognized tax benefits as appropriate, with such amounts representing a reasonable provision for taxes we ultimately might be required to pay. However, these liabilities could be adjusted over time as more information becomes known and management continues to evaluate the progress of these examinations. We are no longer subject to significant U.S. federal tax examinations for years prior to 2016, or significant U.S. state or foreign income tax examinations for years prior to 2013.

It is reasonably possible that the resolution of certain tax audits could reduce our unrecognized tax benefits within the next 12 months, as certain tax positions may either be sustained on audit or we may agree to certain adjustments, or resulting from the expiration of statutes of limitations in various jurisdictions. It is not expected that any change would have a material impact on our Consolidated Financial Statements.
Deferred Income Taxes

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities. The major temporary differences and their associated deferred tax assets or liabilities are as follows:

	December 31
	2020		2019
	Assets	Liabilities	Assets	Liabilities
Property, plant and equipment	$17.4	$(81.7)	$19.1	$(84.8)
Inventories	2.6	(21.4)	2.3	(22.8)
Accrued expenses	68.1	(6.3)	59.9	(4.2)
Net operating losses and other tax carryforwards	32.3	—	31.9	—
Pension cost and other post-retirement benefits	22.3	(.7)	18.2	(.7)
Intangible assets	.2	(194.7)	.3	(199.5)
Derivative financial instruments	2.4	(2.4)	3.0	(1.7)
Tax on undistributed earnings (primarily from Canada and China)	—	(14.8)	—	(16.8)
Uncertain tax positions	1.1	—	1.4	—
Other	5.7	(6.4)	5.2	(6.3)
Gross deferred tax assets (liabilities)	152.1	(328.4)	141.3	(336.8)
Valuation allowance	(18.1)	—	(16.8)	—
Total deferred taxes	$134.0	$(328.4)	$124.5	$(336.8)
Net deferred tax liability		$(194.4)		$(212.3)

Deferred tax assets (liabilities) included in the Consolidated Balance Sheets are as follows:

	December 31
	2020	2019
Sundry	$11.0	$11.5
Deferred income taxes	(205.4)	(223.8)
	$(194.4)	$(212.3)

Significant fluctuations in our deferred taxes from 2019 to 2020 relate to the following:

•The increase of $8.2 in our deferred tax asset associated with accrued expenses relates primarily to changes in our bad debt reserve and accrued employee benefits; and

•The decrease of $4.8 in our deferred tax liability associated with intangible assets relates primarily to the amortization of various intangibles, including those related to the acquisition of ECS in 2019.

The valuation allowance recorded primarily relates to net operating loss, tax credit, and capital loss carryforwards for which utilization is uncertain. Cumulative tax losses in certain state and foreign jurisdictions during recent years, limited carryforward periods in certain jurisdictions, future reversals of existing taxable temporary differences, and reasonable tax planning strategies were among the factors considered in determining the valuation allowance. Individually, none of these tax carryforwards presents a material exposure.

Most of our tax carryforwards have expiration dates that vary generally over the next 20 years, with no amount greater than $10.0 expiring in any one year.

Deferred withholding taxes (tax on undistributed earnings) have been provided on the earnings of our foreign subsidiaries to the extent it is anticipated that the earnings will be remitted in the future as dividends. We are not asserting permanent reinvestment on $686.3 of our earnings, and have accrued tax on these undistributed earnings as presented in the table above.
Foreign withholding taxes have not been provided on certain foreign earnings which are indefinitely reinvested outside the U.S. The cumulative undistributed earnings which are indefinitely reinvested as of December 31, 2020, are $335.3. If such earnings were repatriated to the U.S. through dividends, the resulting incremental tax expense would approximate $16.8, based on present income tax laws.